Other operating (income) expenses, net (Tables)	12 Months Ended
Dec. 31, 2011
Other Operating (Income) Expenses, Net

Other operating (income) expenses, net consists the following:

	For the years ended December 31,
	2009	2010	2011
Loss on disposal of subsidiaries	$7,411,454	$1,544,922	$—
Government subsidy income	(11,122,063)	(14,706,120)	(19,937,901)
Loss on disposal of equipment	—	248,785	1,910,363
Impairment of other long lived assets	14,714,157	—	—
Penalty for termination of contract	1,872,155	—	—
Other income	(5,199,764)	(1,771,691)	(2,194,020)
Other expenses	5,435,104	540,159	4,083,863

Total	$13,111,043	$(14,143,945)	$(16,137,695)